Voya Global Insights Portfolio Expense Example - Voya Global Insights Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,703
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,132
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,421
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	$ 1,591